SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2019
SHARE CAPITAL
Schedule of share capital

The share capital as of each balance sheet date is as follows (EUR in millions):

	December 31, 2018			December 31, 2019
	Shares	EUR	RUB	Shares	EUR	RUB
Authorized:	2,093,995,776			574,887,317
Priority share	1			1
Preference shares	1,000,000,001			—
Class A ordinary shares	1,000,000,000			500,000,000
Class B ordinary shares	46,997,887			37,138,658
Class C ordinary shares	46,997,887			37,748,658
Issued and fully paid:	330,316,314	€6.7	265	331,276,314	€6.7	267
Priority share	1	—	—	1	—	—
Preference shares	—	—	—	—	—	—
Class A ordinary shares	292,437,655	2.9	129	293,527,655	2.9	130
Class B ordinary shares	37,878,658	3.8	136	37,138,658	3.7	133
Class C ordinary shares	—	—	—	610,000	0.1	4